Summary of Significant Accounting Policies - Product Warranties (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserve – beginning of period	$ 25,513	$ 23,274	$ 18,582	$ 14,926
Warranty costs incurred	(868)	(7,142)	(7,199)	(4,214)
Net changes in liability for pre-existing warranties, including expirations	0	(5,124)	(1,710)	(3,392)
Provision for warranty	3,604	14,505	13,601	11,262
Warranty reserve – end of period	$ 28,249	$ 25,513	$ 23,274	$ 18,582